Stockholders' Equity (Warrants To Purchase Common Stock Outstanding) (Detail)	12 Months Ended
Dec. 31, 2013
Class of Warrant or Right [Line Items]
Exercise price	0.01
US VC Partners, L.P [Member]
Class of Warrant or Right [Line Items]
Number of Shares Exercisable Under Warrant	6,153,850
Exercise price	0.65
Expiration Date	Nov. 19, 2023
JFC Technologies LLC [Member]
Class of Warrant or Right [Line Items]
Number of Shares Exercisable Under Warrant	73,009
Exercise price	0.01
Expiration Date	Nov. 19, 2023
Granite Creek FlexCap I, L.P [Member]
Class of Warrant or Right [Line Items]
Number of Shares Exercisable Under Warrant	267,950
Exercise price	0.01
Expiration Date	Nov. 19, 2023
Patriot Capital II, L.P [Member]
Class of Warrant or Right [Line Items]
Number of Shares Exercisable Under Warrant	187,564
Exercise price	0.01
Expiration Date	Nov. 19, 2023